Principal Life Insurance Company
Principal Life Insurance Company Separate Account B
Supplement dated August 23, 2023
to the Prospectuses and Updating Summary Prospectuses dated May 1, 2023 for:
Principal® Investment Plus Variable Annuity (for applications signed on or after August 1, 2013)
Principal® Investment Plus Variable Annuity (for applications signed before August 1, 2013)

This supplement updates information contained in the Prospectus and Updating Summary Prospectus for each of the variable annuity contracts referenced above. Please retain this supplement for future reference.

APPENDIX A — INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
Delete the row for American Century VP Ultra Fund – Class II in the table and replace with the following:

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Large Growth	American Century VP Ultra Fund (1) – Class II American Century Investment Management, Inc.	0.90% (2)	-32.46%	10.94%	13.95%

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